MINERAL PROPERTY INTEREST 04/30/16 (Details Narrative) - Idaho Industrial Minerals LLC [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 21, 2013	Apr. 30, 2012	Apr. 30, 2009
Mineral Interests		$ 10,000
Shares Issued, Shares	1,300,000	50,000	50,000
Shares Issued, Fair Value		$ 15,170